9. Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Equity [Abstract]
9. Stockholders' Equity

Note 9. Stockholders’ Equity (Deficiency)

Stock Dividend and Reverse Split

On February 23, 2012, the Company approved a stock dividend of one new share of the Company for each share presently held.  Following the stock dividend, the Company approved a one-for-two reverse stock split as of the close of business on February 24, 2012 in which each two shares of common stock shall be combined into one share of common stock.  This was done in order to reduce the conversion ratio of the convertible preferred stock for all Series to 1 for 1 except for Series C, which had a conversion ratio of 0.8473809.

Common Stock

On March 13, 2012, all of the outstanding preferred shares of the Company were automatically converted into 13,677,274 common shares of Aspen Group, Inc. (See Note 8).

Pursuant to the recapitalization discussed below, the Company is deemed to have issued 9,760,000 common shares to the original stockholders of the publicly-held entity.

In April 2012, the Company issued 20,000 common shares upon the conversion of $20,000 of convertible notes payable (See Note 6).

On September 28, 2012, the Company raised $2,494,899 (net of offering costs of $262,101) from the sale of 78.77 Units (including 7,877,144 common shares and 3,938,570 five-year warrants exercisable at $0.50 per share) through Laidlaw.  Also, on September 28, 2012, as a result of this financing, all of the $1,706,000 (face value) of Convertible Notes from the Phase One financing automatically converted into 5,130,795 common shares at the contractual rate of $0.3325 per share.  In addition, 202,334 common shares and 50,591 five-year warrants exercisable at $0.3325 per share were issued to settle $67,276 of accrued interest on the aforementioned Convertible Notes.  Accordingly, a loss of $3,339 was recognized upon settlement (See Note 6).

On September 28, 2012, as a result of the aforementioned financing, a $49,825 (face value) convertible note was automatically converted into 142,357 common shares at the contractual rate of $0.35 per share.  In addition, 112 common shares were issued to settle $39 of accrued interest on the aforementioned convertible note.  No gain or loss was recognized upon settlement (See Note 6).

550,000 of the former Series D shares and all 1,700,000 of the former Series E shares continue to have price protection through March 13, 2015.  On September 28, 2012, as a result of the initial closing of the Phase Two financing, 4,516,917 common shares were issued to the former owners of Series D and Series E shares under the price protection provision.  This resulted in an increase in common stock of $4,517 with a corresponding decrease in additional paid-in capital.

Recapitalization

On March 13, 2012 (the “recapitalization date”), the Company was acquired by Aspen Group, Inc., an inactive publicly-held company, in a reverse merger transaction accounted for as a recapitalization of the Company (the “Recapitalization” or the “Reverse Merger”).  The common and preferred stockholders of the Company received 25,515,204 common shares of Aspen Group, Inc. in exchange for 100% of the capital stock of Aspen University Inc.  For accounting purposes, Aspen University Inc. is the acquirer and Aspen Group, Inc. is the acquired company because the stockholders of Aspen University Inc. acquired both voting and management control of the combined entity.  The Company is deemed to have issued 9,760,000 common shares to the original stockholders of the publicly-held entity.  Accordingly, after completion of the recapitalization, the historical operations of the Company are those of Aspen University Inc. and the operations since the recapitalization date are those of Aspen University Inc. and Aspen Group, Inc.  The assets and liabilities of both companies are combined at historical cost on the recapitalization date.  As a result of the recapitalization and conversion of all Company preferred shares into common shares of the public entity, all redemption and dividend rights of preferred shares were terminated.  As a result of the recapitalization, the Company now has 120,000,000 shares of common stock, par value $0.001 per share, and 10,000,000 shares of preferred stock, par value $0.001 per share authorized.  The assets acquired and liabilities assumed from the publicly-held company were as follows:

Cash and cash equivalents	$337
Liabilities assumed	(21,206)
Net	$(20,869)

Stock Warrants

All outstanding warrants issued by the Company to date have been related to capital raises.  Accordingly, the Company has not recognized any stock-based compensation for warrants issued during the periods presented.

A summary of the Company’s warrant activity during the nine months ended September 30, 2012 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Warrants	Shares	Price	Term	Value
Balance Outstanding, December 31, 2011	456,000	$0.33
Issued	6,187,264	$0.44
Exercised	-	-
Forfeited	-	-
Expired	-	-
Balance Outstanding, September 30, 2012	6,643,264	$0.43	4.7	$47,332

Exercisable, September 30, 2012	6,643,264	$0.43	4.7	$47,332

Of the Company’s outstanding warrants, 2,654,103 contain price protection.  The Company evaluated whether the price protection provision of the warrant would cause derivative treatment.  In its assessment, the Company determined that since its shares are not readily convertible to cash due to no active public market existing, the warrants are excluded from derivative treatment.  Certain of the company’s outstanding warrants also have a cashless exercise provision.

Stock Incentive Plan and Stock Option Grants to Employees and Directors

Immediately following the closing of the Reverse Merger, on March 13, 2012, the Company adopted the 2012 Equity Incentive Plan (the “Plan”) that provides for the grant of 2,500,000 shares (increased to 5,600,000 shares effective September 28, 2012) in the form of incentive stock options, non-qualified stock options, restricted shares, stock appreciation rights and restricted stock units to employees, consultants, officers and directors.  As of September 30, 2012, 835,629 shares were remaining under the Plan for future issuance.

During the nine months ended September 30, 2012, the Company granted 4,779,371 stock options to employees, all of which were under the Plan, having an exercise price ranging from $0.35 to $1.00 per share.  While most of the options vest pro rata over three to four years on each anniversary date, 166,665 vested immediately; all options expire five years from the grant date.  The total fair value of stock options granted to employees during the nine months ended September 30, 2012 was $961,808, which is being recognized over the respective vesting periods.  The Company recorded compensation expense of $118,921 for the nine months ended September 30, 2012, in connection with employee stock options.

The Company estimates the fair value of share-based compensation utilizing the Black-Scholes option pricing model, which is dependent upon several variables such as the expected option term, expected volatility of the Company’s stock price over the expected term, expected risk-free interest rate over the expected option term, expected dividend yield rate over the expected option term, and an estimate of expected forfeiture rates.  The Company believes this valuation methodology is appropriate for estimating the fair value of stock options granted to employees and directors which are subject to ASC Topic 718 requirements.  These amounts are estimates and thus may not be reflective of actual future results, nor amounts ultimately realized by recipients of these grants.  The Company recognizes compensation on a straight-line basis over the requisite service period for each award.  The following table summarizes the assumptions the Company utilized to record compensation expense for stock options granted to employees during the nine months ended September 30, 2012 and 2011:

	For the Nine	For the Nine
	Months Ended	Months Ended
Assumptions	Septmber 30, 2012	Septmber 30, 2011
Expected life (years)	2.5 - 3.8	N/A
Expected volatility	44.2%	N/A
Weighted-average volatility	44.2%	N/A
Risk-free interest rate	0.31% - 0.60%	N/A
Dividend yield	0.00%	N/A
Expected forfeiture rate	1.4%	N/A

The Company utilized the simplified method to estimate the expected life for stock options granted to employees.  The simplified method was used as the Company does not have sufficient historical data regarding stock option exercises.  The expected volatility is based on the average of the expected volatilities from the most recent audited financial statements available for comparative public companies that are deemed to be similar in nature to the Company.  The risk-free interest rate is based on the U.S. Treasury yields with terms equivalent to the expected life of the related option at the time of the grant.  Dividend yield is based on historical trends.  While the Company believes these estimates are reasonable, the compensation expense recorded would increase if the expected life was increased, a higher expected volatility was used, or if the expected dividend yield increased.

A summary of the Company’s stock option activity for employees and directors during the nine months ended September 30, 2012 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Options	Shares	Price	Term	Value
Balance Outstanding, December 31, 2011	-
Granted	4,779,371	$0.61
Exercised	-
Forfeited	(190,000)	$1.00
Expired	-
Balance Outstanding, September 30, 2012	4,589,371	$0.59	4.8	$-

Expected to vest, September 30, 2012	4,531,194	$0.59	4.8	$-

Exercisable, September 30, 2012	166,665	$0.35	5.0	$-

The weighted-average grant-date fair value of options granted to employees during the nine months ended September 30, 2012 was $0.20.

As of September 30, 2012, there was $768,582 of total unrecognized compensation costs related to nonvested share-based compensation arrangements.  That cost is expected to be recognized over a weighted-average period of 1.6 years.

Stock Option Grants to Non-Employees

During the nine months ended September 30, 2012, the Company granted 175,000 stock options to non-employees, all of which were under the Plan, having an exercise price of $1.00 per share.  The options vest pro rata over three years on each anniversary date; all options expire five years from the grant date.  The total fair value of stock options granted to non-employees during the nine months ended September 30, 2012 was $57,750, all of which was recognized immediately as these stock options were issued for prior services rendered.  The Company recorded compensation expense of $57,750 for the nine months ended September 30, 2012, in connection with non-employee stock options.

The following table summarizes the assumptions the Company utilized to record compensation expense for stock options granted to non-employees during the nine months ended September 30, 2012 and 2011:

	For the Nine	For the Nine
	Months Ended	Months Ended
Assumptions	Septmber 30, 2012	Septmber 30, 2011
Expected life (years)	3.5	N/A
Expected volatility	44.2%	N/A
Weighted-average volatility	44.2%	N/A
Risk-free interest rate	0.60%	N/A
Dividend yield	0.00%	N/A

A summary of the Company’s stock option activity for non-employees during the nine months ended September 30, 2012 is presented below:

Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Options	Shares	Price	Term	Value
Balance Outstanding, December 31, 2011	-
Granted	175,000	$1.00
Exercised	-
Forfeited	-
Expired	-
Balance Outstanding, September 30, 2012	175,000	$1.00	4.5	$-

Expected to vest, September 30, 2012	175,000	$1.00	4.5	$-

Exercisable, September 30, 2012	-	N/A	N/A	N/A

The weighted-average grant-date fair value of options granted to non-employees during the nine months ended September 30, 2012 was $0.33.

Stock Dividends and Reverse Split

On May 17, 2011, the Company declared a stock dividend of 1.1 new shares of common stock of the Company for each share presently held as of the close of business on May 20, 2011.  All references to the Company’s outstanding shares, warrants and per share information have been retroactively adjusted to give effect to the stock dividend.

On February 23, 2012, the Company approved a stock dividend of one new share of the Company for each share presently held.  Following the stock dividend, the Company approved a one-for-two reverse stock split as of the close of business on February 24, 2012 in which each two shares of common stock shall be combined into one share of common stock.  This was done in order to reduce the conversion ratio of the convertible preferred stock for all Series to 1 for 1 except for Series C, which now has a conversion ratio of 0.8473809 (See Note 16).

Authorized Shares

On May 17, 2011, the Company amended its certificate of incorporation whereby the total number of authorized shares was increased from 10,000,000 shares to: (i) 60,000,000 shares of common stock having a par value of $0.001 per share, and (ii) 20,000,000 shares of preferred stock having a par value of $0.001 per share.

On May 17, 2011, the Company designated 850,500 Series A preferred shares, 368,421 Series B preferred shares, 11,411,400 Series C preferred shares, and 3,700,000 Series D preferred shares.

On September 9, 2011, the Company filed its second amended certificate of incorporation whereby the Company designated 2,000,000 Series E preferred shares.

Preferred Shares

In May 2011, $350,000 of convertible notes were converted into 368,411 Series B preferred shares (See Notes 9 and 15).  The Series B shares have the following features:  (i) equal voting rights as the common shares; (ii) automatically convert to common shares at the time the Company is required to file Forms 10-Q and 10-K with the SEC (the “SEC Reporting Date”); (iii) a conversion ratio of 1 share of common for each share of Series B; (iv) until the SEC Reporting Date, transfer restricted to permitted transfers; and (v) until the SEC Reporting Date, price protection should any common stock or equivalents be issued with a lower conversion ratio (See Note 16).

On May 20, 2011, as part of a post-closing transaction of the merger with EGC, the Company’s largest stockholder exchanged all 11,307,450 common shares owned into 11,307,450 Series C shares.  The Series C shares have the following features:  (i) equal voting rights as the common shares; (ii) automatically convert to common shares at the time the Company is required to file Forms 10-Q and 10-K with the SEC (the “SEC Reporting Date”); (iii) a conversion ratio of 0.8473809 shares of common for each share of Series C; (iv) until the SEC Reporting Date, transfer restricted to permitted transfers; (v) exclusion from the two-for-one stock split effectuated immediately prior to the SEC Reporting Date (See Note 16); and (vi) a liquidation preference of $0.001 per share (See Note 16).

Common Shares

On May 11, 2011, pursuant to a rescission offer, the Company rescinded an aggregate of 170,100 common shares and returned to investors an aggregate of $165,000 as a result of Blue Sky violations.  The treasury shares were subsequently retired.

On May 19, 2011, the Company issued 3,200,000 common shares of the Company in order to acquire all of the outstanding shares of EGC as part of a merger (See Note 1).

On May 20, 2011, as part of a post-closing transaction of the merger with EGC and a settlement with a certain group of investors, the Company repurchased an aggregate of 850,500 common shares and returned to investors an aggregate of $740,000.  The treasury shares were subsequently retired.

On December 28, 2011, the Company repurchased an aggregate of 34,020 common shares and returned to investors an aggregate of $21,200.  The treasury shares were subsequently retired.

During 2010, the Company’s largest stockholder contributed some of its common shares, which the Company sold for net proceeds of $250,500 to the Company.  Since there was no increase in the overall number of shares outstanding, the entire amount was recognized as additional paid-in capital.

Stock Warrants

All outstanding warrants issued by the Company to date have been related to capital raises.  Accordingly, the Company has not recognized any stock-based compensation for warrants issued during the years presented.

A summary of the Company’s warrant activity during the year ended December 31, 2011 is presented below:

		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Warrants	Shares	Price	Term	Value
Balance Outstanding, December 31, 2010	-	-
Granted	456,000	$1.00
Exercised	-	-
Forfeited	-	-
Expired	-	-
Balance Outstanding, December 31, 2011	456,000	$1.00	4.5	$-

Exercisable, December 31, 2011	456,000	$1.00	4.5	$-

All of the Company’s warrants contain price protection.  The Company evaluated whether the price protection provision of the warrant would cause derivative treatment.  In its assessment, the Company determined that since its shares are not readily convertible to cash due to no public market existing, the warrants are excluded from derivative treatment.